Earnings Per Share - Summary of Options Plans (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	287,214,294	240,708,149
Ordinary Options
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	41,089,083	32,400,000	22,550,000
Performance Rights
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	2,700,000	2,900,000	2,900,000
A D S Options
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	7,087,259	6,550,000	1,505,000
Investor Options
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	287,214,294	240,708,149
2023 Investor Options - Listed | Investor Options
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	97,787,612	97,822,109
2024 Investor Options - Listed | Investor Options
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	189,426,682	142,886,040
NED Plan | Ordinary Options
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	27,500,000	21,000,000	16,500,000
NED Plan | Performance Rights
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	650,000	650,000	650,000
LTIP - Extended Terms | A D S Options
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	107,716	277,000
LTIP | Ordinary Options
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	13,589,083	11,400,000	6,050,000
LTIP | Performance Rights
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	2,050,000	2,250,000	2,250,000
LTIP | A D S Options
Earnings Per Share [Line Items]
Anti-dilutive options outstanding excluded from the weighted average number of ordinary shares for the purpose of diluted earnings per share	6,979,543	6,273,000	1,505,000